Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from affiliates, net	$ 2,867,000	$ 2,758,000
Due to container investors, net	15,518,000	16,132,000
Affiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net	$ 0	$ 0